Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund
Allianz AGIC Emerging Markets Opportunities Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Emerging Markets Opportunities Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Emerging Markets Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.40%	0.25%	0.04%	1.69%
Class C	1.40%	1.00%	0.04%	2.44%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Emerging Markets Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	712	1,053	1,417	2,438
Class C	347	761	1,301	2,776

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Emerging Markets Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	712	1,053	1,417	2,438
Class C	247	761	1,301	2,776

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
206%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in
terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund's benchmark, the
MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based,
actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to
20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class,
performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 4.22% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 31.29% Lowest 10/01/2008-12/31/2008 -31.56%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for Class C shares will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Emerging Markets Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(23.28%)	(0.87%)	11.98%	May 27, 2004
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(23.42%)	(1.40%)	11.37%	May 27, 2004
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(15.13%)	(0.95%)	10.34%	May 27, 2004
Class C	Class C - Before Taxes	(20.24%)	(0.51%)	11.96%	May 27, 2004
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(18.42%)	2.40%	12.99%	May 27, 2004
Lipper Emerging Markets Funds Average	Lipper Emerging Markets Funds Average	(20.31%)	0.36%	11.34%	May 27, 2004